Note 9 - Notes Payable (Details Narrative) (USD $)	Apr. 22, 2010	Feb. 01, 2010
Notes to Financial Statements
Interest rate of convertible note payable due to shareholder		8.00%
Shares issued to satisfy note (post split)	4,800,000
Optional conversion price of note per share		$ 0.05